INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is Developing, Patents pending for the EZ-G device (Note 4) as well as the primary growing license for medical cannabis in Israel. The Additions for the Software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $193,382.

The Company considered indicators of impairment at December 31, 2023. The Company recorded impairment loss during the year ended December 31, 2023 for the license, the software and the patents pending. The impairment for the software and the license was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of these assets.

The impairment for the Patents pending was done because of updated forecasts for the revenue the Company anticipates to generate from these patents pending.

Cost	Software*	License	Patent applications and technological know how	Total
Balance, December 31, 2022	$2,350,473	$850,000	$42,961,382	$46,161,855
Additions	366,325	-	-	366,325
Impairments	(2,525,459)	(850,000)	(9,498,279)	(12,873,738)
Translation differences	(110,101)	-	-	(110,101)
Balance, December 31, 2023	81,238	-	33,463,103	33,544,341
Additions	-	-	-	-
Translation differences	-	-	-	-
Balance, June 30, 2024	$81,238	$-	$33,463,103	$33,544,341
Accumulated depreciation
Balance, December 31, 2022	$-	$-	$-	$-
Depreciation	81,406	-	-	81,406
Translation differences	(168)	-	-	(168)
Balance, December 31, 2023	81,238	-	-	81,238
Depreciation	-	-	-	-
Balance, June 30, 2024	$81,238	$-	$-	$81,238
Net book value
At December 31, 2023	$-	$-	$33,463,103	$33,463,103
At June 30, 2024	$-	$-	$33,463,103	$33,463,103

*	Reclassified software development costs from Capital Work in Progress (Note 7) to Intangible Assets – Software (See Note 3)

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)